Pensions and other post-employment benefit plans - Reconciliation of the net liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of the net liability
Current service cost	€ 249	€ 104
Net interest cost	(4)	(2)
Employer contributions	(254)	(175)
Remeasurements (OCI)	6	€ 73
Net defined benefit liability at December 31	€ 0